                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

                                                September 30, 2003
Report for the Calendar Year or Quarter Ended: ____________________

Check here if Amendment [ ]; Amendment Number: ______
 This Amendment (Check only one):    [ ] is a restatement.
                                     [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

         Geo Capital LLC
Name:    __________________________
         825 Third Avenue
Address: __________________________
         32nd Floor
         __________________________
         New York, NY 10022
         __________________________

                         4421
Form 13F File Number: 28-__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

       Irwin Lieber
Name:  _____________________________
       Chairman
Title: _____________________________
       (212) 486-4455
Phone: _____________________________

Signature, Place, and Date of Signing:
 /s/ Jeanne E. Flaherty         New York, NY         11/12/03
   _____________________    _____________________    ________
        [Signature]             [City, State]         [Date]

Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-  4421                   Barry K. Fingerhut
        _________________     ___________________________
     [Repeat as necessary.]      Affiliated Managers Group
     28-4421


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                                 GEOCAPITAL, LLC
                              FORM 13F SUMMARY PAGE
                               AS OF DATE: 9/30/03

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   59

FORM 13F INFORMATION TABLE VALUE TOTAL:   $625,941,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                 GEOCAPITAL, LLC
                           FORM 13F INFORMATION TABLE
                         AS OF DATE: SEPTEMBER 30, 2003

                                                                   VALUE        SHARES  SH/  INVESTMENT  VOTING AUTHORITY
        NAME OF ISSUER                  TITLE      CUSIP         (x$1000)      PRN AMT  PRN   DSCRETN    SOLE      SHARED  NONE
        --------------                  -----      -----         --------      -------  ---   -------    ----      ------  ----
ACXIOM CORP                              COM       5125109         12125        769845   SH   DEFINED     0        769845    0
APOLLO GROUP INC CL A                    COM      37604105         22618        342543   SH   DEFINED     0        342543    0
ASCENTIAL SOFTWARE CORPORATION           COM     04362P207          6230        336200   SH   DEFINED     0        336200    0
BEA SYS INC                              COM      73325102          7858        652640   SH   DEFINED     0        652640    0
BJ SVCS CO                               COM      55482103         14416        421890   SH   DEFINED     0        421890    0
BROADVISION INC                          COM     111412607            80         16273   SH   DEFINED     0         16273    0
CAL DIVE INTL INC                        COM     127914109         15678        803570   SH   DEFINED     0        803570    0
CAREMARK RX INC                          COM     141705103         12206        540085   SH   DEFINED     0        540085    0
CONSOL ENERGY INC                        COM     20854P109          6199        333620   SH   DEFINED     0        333620    0
COVANSYS CORP                            COM     22281W103          4156        670270   SH   DEFINED     0        670270    0
CUNO INC                                 COM     126583103          8896        227000   SH   DEFINED     0        227000    0
CYPRESS SEMICONDUCTOR CORP               COM     232806109         13578        767985   SH   DEFINED     0        767985    0
DEVRY INC                                COM     251893103         18993        802740   SH   DEFINED     0        802740    0
DIAMONDCLUSTER INTL                      COM     25278P106          2947        430900   SH   DEFINED     0        430900    0
DIGITAL RIV INC                          COM     25388B104          2764        101000   SH   DEFINED     0        101000    0
DORAL FINL CORP                          COM     25811P100         24858        528887   SH   DEFINED     0        528887    0
DOUBLECLICK INC                          COM     258609304         20892       1938015   SH   DEFINED     0       1938015    0
EVERGREEN RES INC                        COM     299900308         22528        834380   SH   DEFINED     0        834380    0
GARTNER GROUP INC NEW CL A               COM     366651107          4400        399305   SH   DEFINED     0        399305    0
GENESEE & WYO INC CL A                   COM     371559105          1399         59000   SH   DEFINED     0         59000    0
HEARTLAND EXPRESS INC                    COM     422347104         17167        714702   SH   DEFINED     0        714702    0
HOST MARRIOTT CORP NEW                   COM     44107P104          8564        798176   SH   DEFINED     0        798176    0
INFORMATION HOLDINGS, INC                COM     456727106         13133        655650   SH   DEFINED     0        655650    0
INTEGRATED CIRCUIT SYS INC               COM     45811K208         14544        484145   SH   DEFINED     0        484145    0
INTERNET SEC SYS INC                     COM     46060X107          5211        416885   SH   DEFINED     0        416885    0
INTERSIL CORP CL A                       COM     46069S109         10448        439000   SH   DEFINED     0        439000    0
INTERWOVEN INC                           COM     46114T102          1219        453300   SH   DEFINED     0        453300    0
KIRBY CORP                               COM     497266106         14462        503890   SH   DEFINED     0        503890    0
LEGATO SYS INC                           COM     524651106         12495       1105720   SH   DEFINED     0       1105720    0
LEGG MASON INC                           COM     524901105         19566        271000   SH   DEFINED     0        271000    0
MACROMEDIA INC                           COM     556100105         22672        926520   SH   DEFINED     0        926520    0

                                 GEOCAPITAL, LLC
                           FORM 13F INFORMATION TABLE
                         AS OF DATE: SEPTEMBER 30, 2003

                                                                   VALUE        SHARES  SH/  INVESTMENT  VOTING AUTHORITY
        NAME OF ISSUER                  TITLE      CUSIP         (x$1000)      PRN AMT  PRN   DSCRETN    SOLE      SHARED  NONE
        --------------                  -----      -----         --------      -------  ---   -------    ----      ------  ----
MANUGISTICS GROUP INC                    COM     565011103          2946        535560   SH   DEFINED     0        535560    0
MAXTOR CORP                              COM     577729205          6730        553000   SH   DEFINED     0        553000    0
MERCURY INTERACTIVE                      COM     589405109          7223        158400   SH   DEFINED     0        158400    0
MILLER HERMAN INC                        COM     600544100         17751        779600   SH   DEFINED     0        779600    0
MILLIPORE CORP                           COM     601073109          6050        131350   SH   DEFINED     0        131350    0
NATIONAL INSTRUMENTS                     COM     636518102          9831        245290   SH   DEFINED     0        245290    0
PEOPLESOFT                               COM     712713106          3340        182800   SH   DEFINED     0        182800    0
PRINCETON REVIEW INC                     COM     742352107          4525        700500   SH   DEFINED     0        700500    0
QUEST PRODS CORP                         COM     747955102            53       3556434   SH   DEFINED     0       3556434    0
QUEST SOFTWARE                           COM     74834T103          8375        688770   SH   DEFINED     0        688770    0
S1 CORP                                  COM     78463B101         16661       3299210   SH   DEFINED     0       3299210    0
SCHEIN HENRY INC                         COM     806407102         13648        240657   SH   DEFINED     0        240657    0
SEACOR SMIT INC                          COM     811904101         11750        324850   SH   DEFINED     0        324850    0
SILICON VY BANCSHARES                    COM     827064106         20988        760440   SH   DEFINED     0        760440    0
SOTHEBY HLDGS INC CL A                   COM     835898107          9604        887640   SH   DEFINED     0        887640    0
STONEPATH GROUP INC                      COM     861837102            26         10000   SH   DEFINED     0         10000    0
SYCAMORE NETWORKS INC                    COM     871206108          3768        769050   SH   DEFINED     0        769050    0
TECHNOLOGY SOLUTION CO                   COM     87872T108           352        286343   SH   DEFINED     0        286343    0
TETRA TECHNOLOGIES INC                   COM     88162F105         10549        511578   SH   DEFINED     0        511578    0
UNITED NATURAL FOODS INC                 COM     911163103          7216        217400   SH   DEFINED     0        217400    0
UNIVERSITY OF PHOENIX ONLINE             COM      37604204         27280        409176   SH   DEFINED     0        409176    0
VISHAY INTERTECHNOLOGY INC               COM     928298108          3112        177600   SH   DEFINED     0        177600    0
W HLDG CO INC                            COM     929251106          9623        537580   SH   DEFINED     0        537580    0
WATSON WYATT & CO HLDGS CL A             COM     942712100          5155        229000   SH   DEFINED     0        229000    0
WILEY JOHN & SONS INC CL A               COM     968223206         22279        857210   SH   DEFINED     0        857210    0
WR BERKLEY CORP                          COM      84423102         18171        530375   SH   DEFINED     0        530375    0
XM SATELLITE RADIO INC CL A              COM     983759101          3274        211200   SH   DEFINED     0        211200    0
YANKEE CANDLE INC                        COM     984757104         13359        524300   SH   DEFINED     0        524300    0

LINE COUNT: 59